INVENTORY (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INVENTORY
Natural gas	678	527
Other commodities	470	588
Inventory, Net, Total	1,148	1,115
Non-cash charges to reduce the cost basis of inventory to market value	174	4	10